As filed with the Securities and Exchange Commission on July 30, 2013.

Registration No. 33-11371

1940 Act File No. 811-4982

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 67	☒
(Check Appropriate box or boxes)

Heartland Group, Inc.

(Exact Name of Registrant as Specified in Charter)

789 NORTH WATER STREET, SUITE 500

MILWAUKEE, WISCONSIN 53202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 347-7777

VINITA K. PAUL

Vice President and Chief Compliance Officer

Heartland Group, Inc.

789 North Water Street, Suite 500

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Fredrick G. Lautz, Esq.

Quarles & Brady LLP

411 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 30th day of July 2013.

Heartland Group, Inc.
By	/s/ William R. Nasgovitz
William R. Nasgovitz
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below on this 30th day of July, 2013 by the following persons in the capacities indicated.

SIGNATURE	TITLE

/s/ William R. Nasgovitz	Chief Executive Officer
William R. Nasgovitz

/s/ Nicole J. Best	Treasurer and Principal Accounting Officer (Chief Financial and Accounting Officer)
Nicole J. Best

/s/ William J. Nasgovitz	Director and President
William J. Nasgovitz

/s/ Robert A. Rudell*	Director
Robert A. Rudell

/s/ Dale J. Kent*	Director
Dale J. Kent

/s/ Michael D. Dunham*	Director
Michael D. Dunham

/s/ Ward D. Armstrong*	Director
Ward D. Armstrong

/s/ Kenneth A. Kavajecz*	Director
Kenneth A. Kavajecz

 Pursuant to Powers of Attorney

*By:	/s/ Paul T. Beste
Paul T. Beste

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase